Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 24,718,222	$ 18,976,684
Restricted cash	23,350	4,827
Accounts receivable, net	41,161,573	40,174,332
Financing receivable	42,875,260	43,864,192
Inventories, net	1,283,555	898,686
Advances to suppliers, net	496,299	1,291,998
Prepaid taxes	543,190	494,467
Prepaid expenses and other receivables, net	946,709	1,051,631
Total Current Assets	112,048,158	106,756,817
Other non-current Assets
Property, plant and equipment, net	1,616,261	1,656,442
Intangible assets, net	171,822	184,822
Right of use assets	1,278,053	1,417,088
Long-term investment	22,935,942	24,116,835
Total Non-current Assets	26,002,078	27,375,187
Total Assets	138,050,236	134,132,004
Current Liabilities
Short-term bank loans	3,044,823	3,636,591
Accounts payable	2,765,618	2,118,705
Due to related parties	1,141,918	1,047,512
Customer deposits	988,760	1,826,996
Taxes payable	1,416,585	1,251,975
Loan payable to third parties	711,266	0
Convertible note	2,003,000	0
Lease liabilities-current	242,128	161,480
Accrued liabilities and other payables	2,964,888	3,497,532
Total Current Liabilities	15,278,986	13,540,791
Loan payable to third parties -long term	3,506,793	3,395,861
Lease liabilities-non-current	1,040,062	1,259,958
Total Liabilities	19,825,841	18,196,610
Shareholders' Equity
Common shares, $0.24 par value, 500,000,000 shares authorized, 3,457,906 and 1,217,906 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively*	829,899	292,299
Additional paid-in capital	84,751,034	79,454,309
Statutory reserves	7,580,896	7,490,398
Retained earnings	41,010,825	39,090,079
Accumulated other comprehensive loss	(13,685,840)	(8,242,727)
Total Shareholders' Equity attributable to the Company	120,486,814	118,084,358
Non-controlling interest	(2,262,419)	(2,148,964)
Total Shareholders' Equity	118,224,395	115,935,394
Total Liabilities and Shareholders' Equity	$ 138,050,236	$ 134,132,004